Fresh Start Accounting - Fresh Start Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 29, 2013	Nov. 06, 2013	Dec. 29, 2013	Jun. 29, 2014
Reorganization Items [Line Items]
Percent of voting shares of emerging entity received by holders, less than		50.00%
Estimated enterprise value, low		$ 385,000
Estimated enterprise value, high		515,000
Final enterprise value		489,931
Long term growth rate		0.00%	0.00%
Weighted average cost of capital		15.00%
Effective tax rate used for discounted cash flow method		39.15%
Assumed carry-over tax basis		683,200
Fresh start adjustment to property, plant and equipment		(97,475)
GateHouse business enterprise value		489,931		489,931
Less: Transaction fees		(7,073)
Add: Local Media contribution		53,840
Add: Fair value of liabilities excluded from enterprise value		133,842
Less: Fair value of tangible assets		(398,179)
Less: Fair value of identified intangible assets		(146,450)
Reorganization value of assets in excess of amounts allocated to identified tangible and intangible assets (Successor company goodwill)		125,911
Attrition rates, low range	5.00%	5.00%
Attrition rates, high range	7.50%	7.50%
Discount rates, low range	14.50%	14.50%
Discount rates, high range	17.00%	16.50%
Pension and postretirement fair value adjustments		(3,719)
Weighted average discount rate, pension		4.85%
Weighted average discount rate, postretirement		4.30%
Fresh start adjustment to eliminate leases with escalating payment terms		1,428
Unfavorable lease		682
Fresh Start Accounting Gain		(246,242)
Establishment of Successor Company's goodwill		(125,911)
Elimination of Predecessor Company's goodwill		14,204
Add-back Local Media goodwill adjustment		725
Establishment of Successor Company's other intangible assets		(146,450)
Elimination of Predecessor Company's other intangible assets		113,130
Rent and unfavorable lease fair value adjustments		(746)
Effect of adjustments on additional paid in capital		830,374
Classification of warrants within additional paid in capital		$ 995
Mastheads [Member]
Reorganization Items [Line Items]
Long term growth rate		0.00%
Royalty rate, low		1.30%
Royalty rate, high		2.00%
Advertiser Relationships [Member]
Reorganization Items [Line Items]
Discount rates, low range		14.50%
Discount rates, high range		17.00%
Subscriber Relationships [Member]
Reorganization Items [Line Items]
Discount rates, low range		14.50%
Discount rates, high range		15.50%